Major exchange rates (Details)	12 Months Ended
	Dec. 31, 2024 € / $	Dec. 31, 2024 £ / $ € / $	Dec. 31, 2023 € / $	Dec. 31, 2023 £ / $ € / $	Dec. 31, 2022 € / $	Dec. 31, 2022 € / $ £ / $	Dec. 31, 2024 £ / $	Dec. 31, 2023 £ / $	Dec. 31, 2022 £ / $
Effects Of Changes In Foreign Exchange Rates [Abstract]
Closing rates (in Euro per USD/ Pound per USD)	1.0389	1.0389	1.1050	1.1050	1.0666	1.0666	1.2529	1.2715	1.2026
Average rates (in Euro per USD/ Pound per USD)	1.0860	1.2806	1.0797	1.2408	1.0555	1.2415